Debt securities (Tables)	12 Months Ended
Dec. 31, 2023
Debt securities
Schedule of debt securities

As of December 31, 2023
Stage 1
Securities accounted at FVOCI
Foreign government bonds	3,420

Deposits accounted at amortised cost
Term deposit in bank rated A and above	1,573
Total debt securities	4,993

	As of December 31, 2022
	Stage 1	Stage 2	Total
Securities accounted at FVOCI
Foreign government bonds	1,021	—	1,021
Russian government bonds	5,632	—	5,632
Corporate bonds rated ruAA-and above	1,381	99	1,480
Corporate bonds rated ruA-and above	4,687	—	4,687

Securities accounted at amortised cost
Russian government bonds	4,160	—	4,160
Credit loss allowance	(5)	—	(5)
Total debt securities	16,876	99	16,975